OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2012
Washington, D.C. 20549	Estimated average burden hours per response......9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:                310-473-0225

Date of fiscal year end:               3/31

Date of reporting period:            7/1/10 to 6/30/11

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

2

FPA Capital Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Avnet, Inc.	AVT	053807103	11/5/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s 2010 stock compensation plan.	Issuer	Y	For	For
				3. Ratification of appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending July 2, 2011.	Issuer	Y	For	For
Western Digital Corporation	WDC	958102105	11/11/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the company for the fiscal year ending July 1, 2011.	Issuer	Y	For	For
Atwood Oceanics, Inc.	ATW	050095108	2/10/2011	1. Election of Directors	Issuer	Y	For	For
				2. Approve the company’s amended and restated 2007 long-term incentive plan as described in the accompanying proxy statement.	Issuer	Y	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent auditors.	Issuer	Y	For	For
				4. Approve, by a shareholder non-binding advisory vote, the compensation paid by the company to its named executive officers, commonly referred to as a “say on pay” proposal.	Issuer	Y	For	For
				5. Establish, by a shareholder non-binding advisory vote, the frequency of submission to shareholders of advisory “say on pay” proposal.	Issuer	Y	1 Yr.	For
Baker Hughes Incorporated	BHI	057224107	4/28/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify Deloitte & Touche LLP as the company’s independent public accountant firm for 2011.	Issuer	Y	For	For
				3. Re-approve the performance criteria for awards under the annual incentive compensation plan, as required by Section 162(m) of the Internal Revenue Code.	Issuer	Y	For	For
				4. Approve the advisory (non-binding) resolution relating to executive compensation.	Issuer	Y	For	For
				5. Approve the advisory (non-binding) resolution relating to the executive compensation frequency stockholder vote.	Issuer	Y	1 Yr.

				6. Shareholder proposal regarding majority vote standard for director elections.	Shareholder	Y	Against	For
Rowan Companies, Inc.	RDC	779382100	4/28/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer	Y	For	For
				3. Approve, by non-binding vote, executive compensation.	Issuer	Y	For	For
				4. Recommend, by non-binding vote, the frequency of executive compensation.	Issuer	Y	1 Yr.	For
Arrow Electronics, Inc.	ARW	042735100	5/2/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2011.	Issuer	Y	For	For
				3. Approve, by non-binding vote, executive compensation.	Issuer	Y	For	For
				4. Approve, by non-binding vote, the frequency of executive compensation votes.	Issuer	Y	1 Yr.	Against
Trinity Industries, Inc.	TRN	896522109	5/2/2011	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote on executive compensation.	Issuer	Y	Against	Against
				3. Advisory vote on the frequency of advisory votes on executive compensation.	Issuer	Y	1 Yr.	For
				4. To approve the ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2011.	Issuer	Y	For	For
Cabot Oil & Gas Corporation	COG	127097103	5/3/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for its 2011 fiscal year.	Issuer	Y	For	For
				3. Approve, by non-binding advisory vote, the compensation of the company’s named executive officers.	Issuer	Y	For	For
				4. To recommend, by non-binding advisory vote, the frequency of future advisory votes on executive compensation.	Issuer	Y	1 Yr.	For

Newfield Exploration Company	NFX	651290108	5/5/2011	1. Election of Directors	Issuer	Y	For	For
				2. Approve the company’s 2011 omnibus stock plan.	Issuer	Y	For	For
				3. Approve the performance goals under the company’s 2011 omnibus stock plan.	Issuer	Y	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP, an independent registered public accounting firm, for fiscal 2011.	Issuer	Y	For	For
				5. Approve, by non-binding vote, executive compensation.	Issuer	Y	For	For
				6. To recommend, by non-binding vote, the frequency of voting on executive compensation.	Issuer	Y	2 Yrs.	Against
Rosetta Resources, Inc.	ROSE	777779109	5/6/2011	1. Election of Directors	Issuer	Y	For	For

2. Resolved, that the stockholders of the company approve, on an advisory basis, the compensation of the company’s named executive officers disclosed in the compensation discussion and analysis, the summary compensation table and the other related compensation tables, notes and narative in the proxy statement for the company’s 2011 annual meeting of stockholders.

					Issuer	Y	For	For
				3. To recommend, by non-binding vote, the frequency of executive compensation votes.	Issuer	Y	3 Yrs.	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2011.	Issuer	Y	For	For
Cimarex Energy Co.	XEC	171798101	5/18/2011	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote to approve executive compensation.	Issuer	Y	For	For
				3. Advisory vote on frequency of advisory vote on executive compensation.	Issuer	Y	1 Yr.	Against
				4. Approve the company’s 2011 equity incentive plan.	Issuer	Y	For	For
				5. Ratify the appointment of KPMG LLP as the company’s independent auditors for 2011.	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/18/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of the independent registered public accounting firm.	Issuer	Y	For	For

				3. Approval of the company’s long-term incentive compensation plan, as amended and restated.	Issuer	Y	For	For
				4. Advisory vote on executive compensation.	Issuer	Y	For	For
				5. Advisory vote regarding frequency of advisory vote on executive compensation.	Issuer	Y	2 Yrs.	Against
Reliance Steel & Aluminum Co.	RS	759509102	5/18/2011	1. Election of Directors	Issuer	Y	For	For
				2. Amend the company’s amended and restated by-laws.	Issuer	Y	For	For
				3. Approve the directors equity plan.	Issuer	Y	For	For
				4. Approve, on a non-binding, advisory basis, the company’s compensation plan for named executive officers.	Issuer	Y	For	For
				5. To recommend, on a non-binding, advisory basis, the frequency of the non-binding vote on the compensation of the named executive officers.	Issuer	Y	2 Yrs.	Against
				6. Ratify KPMG LLP as the independent registered public accounting firm to perform the annual audit of the company’s 2011 financial statements.	Issuer	Y	For	For
				7. In the proxyholders’ discretion on such other matters as may properly come before the meeting.	Issuer	Y	For	For
Ensco plc	ESV	29358Q109	5/24/2011	1. Election of Class III Director: J. Roderick Clark	Issuer	Y	For	For
				2. Election of Class III Director: Daniel W. Rabun	Issuer	Y	For	For
				3. Election of Class III Director: Keith O. Rattie	Issuer	Y	For	For
				4. Ratify the audit committee’s appointment of KPMG LLP as the company’s U.S. independent registered public accounting firm for 2011.	Issuer	Y	For	For

5. Ratify the re-appointment of KPMG Audit plc as the company’s U.K. statutory auditors under Companies Act 2006 (to hold office until the conclusion of the next annual general meeting at which accounts are laid before the company).

					Issuer	Y	For	For
				6. Authorize the audit committee to determine the company’s U.K. statutory auditors’ remuneration.	Issuer	Y	For	For

7. Special resolution regarding the payment of historic dividends to shareholders to ratify and confirm the entry in the U.K. statutory accounts of Ensco plc for the year ended December 31, 2010 whereby distributable profits have been appropriated to the payment of historic dividends on June 18, 2010, September 17, 2010 and December 17, 2010.

					Issuer	Y	For	For

8. Special resolution regarding the payment of historic dividends to shareholders to release any and all claims that Ensco plc may have against shareholders of record or ADS holders in respect of the historic dividends and to authorize an associated deed of release.

					Issuer	Y	For	For

9. Special resolution regarding the payment of historic dividends to shareholders to release any and all claims that Ensco plc may have against its directors with respect to the payment of the historic dividends and to enter into an associated deed of release.

					Issuer	Y	For	For
				10. Non-binding advisory vote to approve the compensation of the company’s named executive officers.	Issuer	Y	For	For
				11. Non-binding advisory vote to conduct the non-binding advisory shareholder votes on compensation of the company’s named executive officers every year, two years or three years.	Issuer	Y	1 Yr.	For
Arris Group, Inc.	ARRS	04269Q100	5/25/2011	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2011 stock incentive plan.	Issuer	Y	Against	Against
				3. Ratification of appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2011.	Issuer	Y	For	For
				4. Approval, on an advisory basis, of the compensation of the named executive officers.	Issuer	Y	For	For
				5. Approval, on an advisory basis, of the frequency of a shareholder vote to approve the compensation of the named executive officers.	Issuer	Y	2 Yrs.	Against
SM Energy Company	SM	78454L100	5/25/2011	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the appointment by the audit committee of Deloitte & Touche LLP as the company’s independent registered public accounting firm for 2011.	Issuer	Y	For	For
				3. Approve, on a non-binding advisory basis, the compensation of the company’s named executive officers.	Issuer	Y	For	For
				4. To recommend, on a non-binding advisory basis, the frequency of shareholder votes on executive compensation.	Issuer	Y	1 Yr.	Against
Ensco plc	ESV	29358Q109	5/31/2011

1. Approval of the issuance and delivery of Ensco American Depositary Shares pursuant to the agreement and plan of merger, dated as of February 6, 2011 and as amended on March 1, 2011, by and among Ensco plc, Pride International, Inc., Ensco International Incorporated and Ensco Ventures LLC, as it may be amended from time to time.

					Issuer	Y	Against	Against
Pride International, Inc.	PDE	74153Q102	5/31/2011

1. Adoption of the agreement and plan of merger, dated  February 6, 2011 and as amended on March 1, 2011, by and among Ensco plc, Pride International, Inc., Ensco International Incorporated and Ensco Ventures LLC.

					Issuer	Y	For	For

2. Approval of any proposal to adjourn the special meeting to a later date or dates if necessary to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the merger agreement.

					Issuer	Y	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	6/8/2011	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the material terms of the performance criteria under the company’s long-term incentive plan.	Issuer	Y	For	For
				3. Approval of an advisory resolution on executive compensation.	Issuer	Y	For	For
				4. Advisory vote on the frequency of future advisory votes on executive compensation.	Issuer	Y	1 Yr.	For

				5. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2011.	Issuer	Y	For	For
Signet Jewelers Limited	SIG	G81276100	6/16/2011	1. Amend the company’s by-laws to provide for the annual election of directors in the manner contemplated in Appendix 1 to the proxy statement.	Issuer	Y	For	For
				2A. Election of Director if proposal 1 is approved: Sir Malcolm Williamson	Issuer	Y	For	For
				2B. Election of Director if proposal 1 is approved: Michael W. Barnes	Issuer	Y	For	For
				2C. Election of Director if proposal 1 is approved: Robert Blanchard	Issuer	Y	For	For
				2D. Election of Director if proposal 1 is approved: Dale Hilpert	Issuer	Y	For	For
				2E. Election of Director if proposal 1 is approved: Russell Walls	Issuer	Y	For	For
				2F. Election of Director if proposal 1 is approved: Marianne Parrs	Issuer	Y	For	For
				2G. Election of Director if proposal 1 is approved: Thomas Plaskett	Issuer	Y	For	For
				3A. Election of Director if proposal 1 is not approved: Sir Malcolm Williamson	Issuer	Y	For	For
				3B. Election of Director if proposal 1 is not approved: Michael W. Barnes	Issuer	Y	For	For
				3C. Election of Director if proposal 1 is not approved: Robert Blanchard	Issuer	Y	For	For
				3D. Election of Director if proposal 1 is not approved: Dale Hilpert	Issuer	Y	For	For
				3E. Election of Director if proposal 1 is not approved: Russell Walls	Issuer	Y	For	For
				3F. Election of Director if proposal 1 is not approved: Marianne Parrs	Issuer	Y	For	For
				3G. Election of Director if proposal 1 is not approved: Thomas Plaskett	Issuer	Y	For	For

4. Appoint KPMG LLP as independent auditor of the company, to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting of the company, and to authorize the audit committee to determine its compensation.

	Issuer	Y	For	For
5. Approve the company’s annual performance bonus plan.	Issuer	Y	For	For
6. Hold a non-binding advisory vote to approve the compensation of the company’s named executive officers as disclosed in the proxy statement (the “say-on-pay” vote).	Issuer	Y	For	For
7. Hold a non-binding advisory vote on the frequency of the say-on-pay vote.	Issuer	Y	1 Yr.	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/11

* Print the name and title of each signing officer under his or her signature.

3